NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Note Payable Tables
Notes payable
Unsecured Subordinated Debt:	December 31, 2014	December 31, 2013
Christals notes	$3,400,000	$3,400,000
Peekay notes	9,300,000	9,300,000
Total subordinated debt	12,700,000	12,700,000

Accrued interest payable	1,985,446	1,045,469
Total accrued interest payable	$14,685,446	$13,745,469